Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Gain (loss) on derivative instrument	$ (2,900)	$ 4,200
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	31,184		$ 54,586
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Euro [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	65,700
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	8,600
Other current assets [Member] | Foreign Exchange Contract [Member] | Not Designated as Hedging Instrument [Member] | Conversion To Yen [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	10,000
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	21,592		$ 2,700
Other current assets [Member] | Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Conversion To NIS [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	$ 21,600